Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share Discosure Tables [Abstract]
Earnings Per Share

The table below reconciles the numerators and denominators of the basic and diluted EPS.

(in thousands, except per-share information)
	Nine Months Ended September 30,		Three Months Ended September 30,
	2012	2011	2012	2011
Basic and diluted EPS per Class A common share:
Loss available to Class A common shares:
Basic and diluted	$(114)	$(214)	$(759)	$(1,907)
Weighted average common shares:
Class A common shares outstanding at the balance sheet date	10,329	9,977	10,329	9,977
Effect of weighting	(97)	(124)	-	(60)
Weighted average shares-basic and diluted	10,232	9,853	10,329	9,917
Loss per Class A common share:
Basic and diluted	$(0.01)	$(0.02)	$(0.07)	$(0.19)

(in thousands, except per-share information)
	Nine Months Ended September 30,		Three Months Ended September 30,
	2012	2011	2012	2011
Basic and diluted EPS per Class B common share:
Loss available to Class B common shares:
Basic and diluted	$-	$(1)	$(2)	$(6)
Weighted average common shares:
Class B common shares outstanding at the balance sheet date	32	32	32	32
Effect of weighting	-	-	-	-
Weighted average shares-basic and diluted	32	32	32	32
Loss per Class B common share:
Basic and diluted	$(0.01)	$(0.02)	$(0.07)	$(0.19)